Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary Of Net Deferred Assets
The Company’s net deferred tax assets are as follows:

	December 31, 2023	December 31, 2022

Deferred tax assets:
Startup/organizational costs	760,924	381,141

Total deferred tax assets	760,924	381,141

Valuation Allowance	(760,924)	(373,951)

Deferred tax asset, net of allowance	—	7,190
Deferred tax liabilities:
Unrealized gain	—	(7,190)

Total deferred tax liabilities	—	(7,190)

Deferred tax asset, net	$—	$—

Summary Of the Income Tax Provision
Below is breakdown of the income tax provision.

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Federal
Current	$861,364	$630,070
Deferred	(386,973)	(239,426)
State and local
Current	53	(4)
Deferred	—	—
Change in valuation allowance	386,973	239,426

Income tax provision	$861,417	$630,066

Summary Of Reconciliation Of The Federal Income Tax Rate(Benefit) And Effective Tax Rate(Benefit)
A

reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

U.S. federal statutory rate	21.0%	21.0%
Change in fair value of warrants	(8.88)%	(18.1)%
Other	2.11%	—%
Valuation allowance	11.60%	1.8%

Income tax provision	25.83%	4.7%